Average Annual Total Returns - Nationwide Mellon Dynamic US Core Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Class R6 Shares After Taxes on Distributions 1 Year	Class R6 Shares After Taxes on Distributions 5 Years	Class R6 Shares After Taxes on Distributions 10 Years	Class R6 Shares After Taxes on Distributions and Sales of Shares 1 Year	Class R6 Shares After Taxes on Distributions and Sales of Shares 5 Years	Class R6 Shares After Taxes on Distributions and Sales of Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Eagle Class Shares 1 Year	Eagle Class Shares 5 Years	Eagle Class Shares 10 Years	S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	11.86%	14.55%	13.03%	17.05%	14.99%	12.85%	18.44%	15.59%	13.38%	19.20%	16.25%	13.52%	18.28%	12.57%	10.63%	11.79%	11.76%	10.07%	19.11%	16.09%	13.87%	19.12%	16.10%	13.87%	18.40%	15.22%	13.88%